Subsequent Events - Additional Information (Detail) $ in Thousands					4 Months Ended	12 Months Ended
	Mar. 27, 2023 USD ($)	Mar. 23, 2023 USD ($) m³	Mar. 20, 2023 USD ($) Vessels	Jan. 17, 2023 USD ($) m³	Dec. 31, 2020	Dec. 31, 2022	Nov. 23, 2022 m³	Jan. 14, 2022 m³
Subsequent Event [Line Items]
Debt instrument covenant description					financial covenants (each as defined within the bond agreement governing the 2020 Bonds (the “2020 Bond Agreement”)) are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $35.0 million; and (b) maintain a Group equity ratio (as defined in the 2020 Bond Agreement) of at least 30%. As of December 31, 2022, the Company complied with all covenants for the 2020 Bonds.	The 2020 Bond Agreement provides that we may declare or pay dividends to shareholders provided that the Company maintains a minimum liquidity of $60.0 million unless an event of default has occurred and is continuing. The 2020 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and divestitures, engaging in transactions with affiliates, or incurring any additional liens which would have a material adverse effect. In addition, the 2020 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation and warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.
Vessels Cargo Capacity | m³							20,700
Number Of Vessels In Fleet						53
Ethylene Carrier [Member]
Subsequent Event [Line Items]
Vessels Cargo Capacity | m³								22,085
Subsequent Event [Member]
Subsequent Event [Line Items]
Number Of Vessels In Fleet | Vessels			10
Proceeds from Issuance of Long-term Debt				$ 91,800
Subsequent Event [Member] | Ethylene Carrier [Member]
Subsequent Event [Line Items]
Vessels Cargo Capacity | m³		22,000		17,000
Contract with Customer, Asset, Purchase	$ 50,200	$ 50,000		$ 42,750
Secured Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Collateral Requirements Percentage						125.00%
Debt instrument covenant description						The financial covenants each as defined within the term loan are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness, as applicable; and b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.
Secured Revolving Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity			$ 200,000
Debt instrumentvariable rate			210.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 8,300